Prepaid Expenses and Deposits (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Deposits
Prepaid expenses and deposits	$ 909,521	$ 814,114	$ 617,302